Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ALGER PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000832566
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Alger Capital Appreciation Portfolio (First Prospectus Summary) | Alger Capital Appreciation Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALVOX
Alger Large Cap Growth Portfolio (First Prospectus Summary) | Alger Large Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAGOX
Alger Mid Cap Growth Portfolio (First Prospectus Summary) | Alger Mid Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGOX
Alger SMid Cap Growth Portfolio (Prospectus Summary) | Alger SMid Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMOX
Alger Small Cap Growth Portfolio (First Prospectus Summary) | Alger Small Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AASOX
Alger Growth & Income Portfolio (Prospectus Summary) | Alger Growth & Income Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGOX
Alger Balanced Portfolio (Prospectus Summary) | Alger Balanced Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLOX

Alger Capital Appreciation Portfolio (First Prospectus Summary) | Alger Capital Appreciation Portfolio
Alger Capital Appreciation Portfolio
INVESTMENT OBJECTIVE
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Capital Appreciation Portfolio Class I-2
Advisory Fees	0.81%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.98%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Capital Appreciation Portfolio Class I-2	100	312	542	1,201

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 203.56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities.
By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Portfolio's net asset value can decrease more quickly than if the
Portfolio had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 3000 Growth Index is an index of common stocks designed to track performance of companies with greater than average growth orientation. The Russell 1000 Growth Index is an unmanaged index of common stocks. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter:
Q2 2009    20.74%

Worst Quarter:
Q4 2008   -22.55%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Capital Appreciation Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	14.03%	8.53%	3.39%	12.88%	Jan 25, 1995
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	7.43%	Jan 25, 1995
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%	7.24%	Jan 25, 1995

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Capital Appreciation Portfolio (First Prospectus Summary) | Alger Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 203.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.56%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities.
By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Portfolio's net asset value can decrease more quickly than if the
Portfolio had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 3000 Growth Index is an index of common stocks designed to track performance of companies with greater than average growth orientation. The Russell 1000 Growth Index is an unmanaged index of common stocks. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Russell 1000 Growth Index is an unmanaged index of common stocks.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2009    20.74%

Worst Quarter:
Q4 2008   -22.55%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Capital Appreciation Portfolio (First Prospectus Summary) | Alger Capital Appreciation Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.55%)
Alger Capital Appreciation Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 1995
Alger Capital Appreciation Portfolio | Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 1995
Alger Capital Appreciation Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	(15.93%)
Annual Return 2002	rr_AnnualReturn2002	(33.91%)
Annual Return 2003	rr_AnnualReturn2003	34.72%
Annual Return 2004	rr_AnnualReturn2004	8.19%
Annual Return 2005	rr_AnnualReturn2005	14.45%
Annual Return 2006	rr_AnnualReturn2006	19.26%
Annual Return 2007	rr_AnnualReturn2007	33.53%
Annual Return 2008	rr_AnnualReturn2008	(45.13%)
Annual Return 2009	rr_AnnualReturn2009	51.10%
Annual Return 2010	rr_AnnualReturn2010	14.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 1995

Alger Large Cap Growth Portfolio (First Prospectus Summary) | Alger Large Cap Growth Portfolio
Alger Large Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Large Cap Growth Portfolio Class I-2
Advisory Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Large Cap Growth Portfolio Class I-2	87	271	471	1,049

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 53.52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000
Growth Index, updated quarterly as reported as of the most recent quarter-end.
This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Portfolio has approved further narrowing the
Portfolio's investment focus within the range set forth above. Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Portfolio will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the
Portfolio will generally limit its investments to between 70 - 100 holdings.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. By focusing on large capitalization stocks, the Portfolio may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter:
Q3 2009   19.95%

Worst Quarter:
Q4 2008  -26.75%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Large Cap Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	13.39%	2.59%	0.70%	10.46%	Jan 6, 1989
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	9.04%	Jan 6, 1989

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Large Cap Growth Portfolio (First Prospectus Summary) | Alger Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Large Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 53.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.52%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000
Growth Index, updated quarterly as reported as of the most recent quarter-end.
This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Portfolio has approved further narrowing the
Portfolio's investment focus within the range set forth above. Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Portfolio will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the
Portfolio will generally limit its investments to between 70 - 100 holdings.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. By focusing on large capitalization stocks, the Portfolio may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q3 2009   19.95%

Worst Quarter:
Q4 2008  -26.75%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Large Cap Growth Portfolio (First Prospectus Summary) | Alger Large Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.75%)
Alger Large Cap Growth Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 1989
Alger Large Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2001	rr_AnnualReturn2001	(11.81%)
Annual Return 2002	rr_AnnualReturn2002	(32.99%)
Annual Return 2003	rr_AnnualReturn2003	35.16%
Annual Return 2004	rr_AnnualReturn2004	5.50%
Annual Return 2005	rr_AnnualReturn2005	12.00%
Annual Return 2006	rr_AnnualReturn2006	5.15%
Annual Return 2007	rr_AnnualReturn2007	19.94%
Annual Return 2008	rr_AnnualReturn2008	(46.15%)
Annual Return 2009	rr_AnnualReturn2009	47.57%
Annual Return 2010	rr_AnnualReturn2010	13.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 1989

Alger Mid Cap Growth Portfolio (First Prospectus Summary) | Alger Mid Cap Growth Portfolio
Alger Mid Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Mid Cap Growth Portfolio Class I-2
Advisory Fees	0.76%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.98%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Mid Cap Growth Portfolio Class I-2	100	312	542	1,201

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 214.93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on mid-size companies that Fred Alger Management, Inc.
believes demonstrate promising growth potential. Under normal circumstances, the
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as
reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December
31, 2010, the market capitalization of the companies in these indexes ranged from  $480 million to  $22.1 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter:
Q2 2003     20.65%

Worst Quarter:
Q4 2008     -32.70%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Mid Cap Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	19.38%	1.79%	2.82%	10.97%	May 3, 1993
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%	9.07%	May 3, 1993

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Mid Cap Growth Portfolio (First Prospectus Summary) | Alger Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Mid Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 214.93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.93%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on mid-size companies that Fred Alger Management, Inc.
believes demonstrate promising growth potential. Under normal circumstances, the
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as
reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December
31, 2010, the market capitalization of the companies in these indexes ranged from  $480 million to  $22.1 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2003     20.65%

Worst Quarter:
Q4 2008     -32.70%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Mid Cap Growth Portfolio (First Prospectus Summary) | Alger Mid Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.70%)
Alger Mid Cap Growth Portfolio | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Alger Mid Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	(6.52%)
Annual Return 2002	rr_AnnualReturn2002	(29.54%)
Annual Return 2003	rr_AnnualReturn2003	47.79%
Annual Return 2004	rr_AnnualReturn2004	13.04%
Annual Return 2005	rr_AnnualReturn2005	9.82%
Annual Return 2006	rr_AnnualReturn2006	10.14%
Annual Return 2007	rr_AnnualReturn2007	31.56%
Annual Return 2008	rr_AnnualReturn2008	(58.36%)
Annual Return 2009	rr_AnnualReturn2009	51.70%
Annual Return 2010	rr_AnnualReturn2010	19.38%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993

Alger SMid Cap Growth Portfolio (Prospectus Summary) | Alger SMid Cap Growth Portfolio
Alger SMid Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger SMid Cap Growth Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger SMid Cap Growth Portfolio Class I-2
Advisory Fees		0.81%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Total Annual Fund Operating Expenses		1.11%
Expense Reimbursement	[1]	0.12%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.99%
[1]	Fred Alger Management, Inc. has contractually agreed to reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) through April 30, 2012 to the extent necessary to limit the Portfolio's annual operating expenses to 0.99% of the Portfolio's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger SMid Cap Growth Portfolio Class I-2	101	341	600	1,341

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 65.55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Portfolio focuses on smallcap and midcap companies that Fred Alger Management Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index,
respectively, as reported by the indexes as of the most recent quarter-end. At
December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Portfolio can leverage, that is, borrow money to buy additional securities.
By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio owing to the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Portfolio's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance with an appropriate benchmark of market performance. The Russell 2500 Growth
Index is an index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.
The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter:
Q2 2009     18.18%

Worst Quarter:
Q2 2010     -11.62%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger SMid Cap Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	23.67%	(3.57%)	Jan 2, 2008
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	2.75%	Jan 2, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger SMid Cap Growth Portfolio (Prospectus Summary) | Alger SMid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger SMid Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger SMid Cap Growth Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 65.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.55%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Portfolio focuses on smallcap and midcap companies that Fred Alger Management Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index,
respectively, as reported by the indexes as of the most recent quarter-end. At
December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Portfolio can leverage, that is, borrow money to buy additional securities.
By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio owing to the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Portfolio's net asset value could decrease more quickly than if it had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance with an appropriate benchmark of market performance. The Russell 2500 Growth
Index is an index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.
The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance with an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2009     18.18%

Worst Quarter:
Q2 2010     -11.62%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger SMid Cap Growth Portfolio (Prospectus Summary) | Alger SMid Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.62%)
Alger SMid Cap Growth Portfolio | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Alger SMid Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,341
Annual Return 2009	rr_AnnualReturn2009	45.88%
Annual Return 2010	rr_AnnualReturn2010	23.67%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.57%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008

[1]	Fred Alger Management, Inc. has contractually agreed to reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) through April 30, 2012 to the extent necessary to limit the Portfolio's annual operating expenses to 0.99% of the Portfolio's average net assets. This expense reimbursement cannot be terminated.

Alger Small Cap Growth Portfolio (First Prospectus Summary) | Alger Small Cap Growth Portfolio
Alger Small Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger Small Cap Growth Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Small Cap Growth Portfolio Class I-2
Advisory Fees	0.81%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.95%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Small Cap Growth Portfolio Class I-2	97	303	525	1,166

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 68.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on small, fast-growing companies that Fred Alger
Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the
S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At
December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Portfolios has authorized a partial closing of Alger Small Cap Growth Portfolio. Effective June 14, 2010, the Portfolio's
shares are available for purchase only by existing shareholders of the Portfolio who maintain open accounts and certain select groups of investors who transact with certain insurance companies or retirement plans identified by Fred Alger &
Company, Incorporated, the Portfolio's distributor.

The Portfolio may resume sales to all investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in smaller, less-seasoned companies rather than larger, more-established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did,the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter:
Q2 2009    20.78%

Worst Quarter:
Q4 2008    -27.98%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Small Cap Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	25.29%	6.50%	3.29%	10.09%	Sep 21, 1988
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	7.26%	Sep 21, 1988

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Small Cap Growth Portfolio (First Prospectus Summary) | Alger Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Small Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Small Cap Growth Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 68.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.99%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on small, fast-growing companies that Fred Alger
Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the
S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At
December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Portfolios has authorized a partial closing of Alger Small Cap Growth Portfolio. Effective June 14, 2010, the Portfolio's
shares are available for purchase only by existing shareholders of the Portfolio who maintain open accounts and certain select groups of investors who transact with certain insurance companies or retirement plans identified by Fred Alger &
Company, Incorporated, the Portfolio's distributor.

The Portfolio may resume sales to all investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in smaller, less-seasoned companies rather than larger, more-established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did,the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2009    20.78%

Worst Quarter:
Q4 2008    -27.98%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Small Cap Growth Portfolio (First Prospectus Summary) | Alger Small Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.98%)
Alger Small Cap Growth Portfolio | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 21, 1988
Alger Small Cap Growth Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2001	rr_AnnualReturn2001	(29.51%)
Annual Return 2002	rr_AnnualReturn2002	(26.22%)
Annual Return 2003	rr_AnnualReturn2003	42.34%
Annual Return 2004	rr_AnnualReturn2004	16.57%
Annual Return 2005	rr_AnnualReturn2005	16.88%
Annual Return 2006	rr_AnnualReturn2006	20.02%
Annual Return 2007	rr_AnnualReturn2007	17.24%
Annual Return 2008	rr_AnnualReturn2008	(46.60%)
Annual Return 2009	rr_AnnualReturn2009	45.51%
Annual Return 2010	rr_AnnualReturn2010	25.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 21, 1988

Alger Growth & Income Portfolio (Prospectus Summary) | Alger Growth & Income Portfolio
Alger Growth & Income Portfolio
INVESTMENT OBJECTIVE
Alger Growth & Income Portfolio seeks to provide capital appreciation and current income.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Growth & Income Portfolio Class I-2
Advisory Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.12%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Growth & Income Portfolio Class I-2	114	356	617	1,363

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was
41.75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. It is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. The portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than that market value of common stocks.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risk may also apply:

• The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The S&P 500 Index is an index of large company common stocks considered to be representative of the U.S. stock market. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the
Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
Portfolio's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter:
Q2 2009    17.08%

Worst Quarter:
Q4 2008   -24.53%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Growth & Income Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	12.27%	1.58%	(0.78%)	8.10%	Nov 15, 1988
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	9.62%	Nov 15, 1988

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Growth & Income Portfolio (Prospectus Summary) | Alger Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Growth & Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Growth & Income Portfolio seeks to provide capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was
41.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.75%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. It is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. The portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than that market value of common stocks.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risk may also apply:

• The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The S&P 500 Index is an index of large company common stocks considered to be representative of the U.S. stock market. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the
Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
Portfolio's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2009    17.08%

Worst Quarter:
Q4 2008   -24.53%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Growth & Income Portfolio (Prospectus Summary) | Alger Growth & Income Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
Alger Growth & Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1988
Alger Growth & Income Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	(14.32%)
Annual Return 2002	rr_AnnualReturn2002	(31.10%)
Annual Return 2003	rr_AnnualReturn2003	29.84%
Annual Return 2004	rr_AnnualReturn2004	7.85%
Annual Return 2005	rr_AnnualReturn2005	3.44%
Annual Return 2006	rr_AnnualReturn2006	9.31%
Annual Return 2007	rr_AnnualReturn2007	10.13%
Annual Return 2008	rr_AnnualReturn2008	(39.47%)
Annual Return 2009	rr_AnnualReturn2009	32.17%
Annual Return 2010	rr_AnnualReturn2010	12.27%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1988

Alger Balanced Portfolio (Prospectus Summary) | Alger Balanced Portfolio
Alger Balanced Portfolio
INVESTMENT OBJECTIVE
Alger Balanced Portfolio seeks current income and long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Balanced Portfolio Class I-2
Advisory Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.91%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Balanced Portfolio Class I-2	93	290	504	1,120

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 69.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on stocks of companies that Fred Alger Management, Inc.
believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities.
Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized
Statistical Rating Organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc.). The
Portfolio also may invest up to 10% of its net assets in lower-rated securities
("high yield" or "junk" bonds), rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by Fred Alger Management, Inc.). Under normal circumstances, the
Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The primary risks arising from the fixed-income portion of the Portfolio are:

• Sensitivity to interest-rate movements, in particular with longer-maturity securities;

• Greater risks of default, less liquidity and greater price volatility with lower rated securities;

• Sensitivity of the value of the Portfolio to issuers' falling credit ratings or defaults;

• Prepayment of securities in a period of falling interest rates resulting in reinvestment in lower-yielding securities;

• Market illiquidity;

• Changes in laws or government regulations adversely affecting issuers or market values of securities; and

• Suspension of U.S. Government support to U.S. Government-sponsored agencies or instrumentalities.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The Barclays Capital U.S.
Government/Credit Bond Index is an index designed to track performance of government and corporate bonds. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter:
Q3 2009    12.45%

Worst Quarter:
Q4 2008    -18.34%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	10.33%	2.75%	2.89%	7.66%	Sep 5, 1989
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	7.93%	Sep 5, 1989
Barclays Capital U.S. Gov't/Credit Bond Index	Barclays Capital U.S. Gov't/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.59%	5.56%	5.83%	7.05%	Sep 5, 1989

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Balanced Portfolio (Prospectus Summary) | Alger Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Balanced Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Balanced Portfolio seeks current income and long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 69.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.30%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on stocks of companies that Fred Alger Management, Inc.
believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities.
Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized
Statistical Rating Organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc.). The
Portfolio also may invest up to 10% of its net assets in lower-rated securities
("high yield" or "junk" bonds), rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by Fred Alger Management, Inc.). Under normal circumstances, the
Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The primary risks arising from the fixed-income portion of the Portfolio are:

• Sensitivity to interest-rate movements, in particular with longer-maturity securities;

• Greater risks of default, less liquidity and greater price volatility with lower rated securities;

• Sensitivity of the value of the Portfolio to issuers' falling credit ratings or defaults;

• Prepayment of securities in a period of falling interest rates resulting in reinvestment in lower-yielding securities;

• Market illiquidity;

• Changes in laws or government regulations adversely affecting issuers or market values of securities; and

• Suspension of U.S. Government support to U.S. Government-sponsored agencies or instrumentalities.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The Barclays Capital U.S.
Government/Credit Bond Index is an index designed to track performance of government and corporate bonds. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Government/Credit Bond Index is an index designed to track performance of government and corporate bonds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q3 2009    12.45%

Worst Quarter:
Q4 2008    -18.34%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Balanced Portfolio (Prospectus Summary) | Alger Balanced Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.34%)
Alger Balanced Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 1989
Alger Balanced Portfolio | Barclays Capital U.S. Gov't/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Gov't/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 1989
Alger Balanced Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(1.93%)
Annual Return 2002	rr_AnnualReturn2002	(12.29%)
Annual Return 2003	rr_AnnualReturn2003	19.03%
Annual Return 2004	rr_AnnualReturn2004	4.57%
Annual Return 2005	rr_AnnualReturn2005	8.42%
Annual Return 2006	rr_AnnualReturn2006	4.72%
Annual Return 2007	rr_AnnualReturn2007	12.37%
Annual Return 2008	rr_AnnualReturn2008	(31.76%)
Annual Return 2009	rr_AnnualReturn2009	29.25%
Annual Return 2010	rr_AnnualReturn2010	10.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 5, 1989

Alger Capital Appreciation Portfolio (Second Prospectus Summary) | Alger Capital Appreciation Portfolio
Alger Capital Appreciation Portfolio
INVESTMENT OBJECTIVE
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Capital Appreciation Portfolio Class S
Advisory Fees	0.81%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.34%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Capital Appreciation Portfolio Class S	136	425	734	1,613

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 203.56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities.
By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Portfolio's net asset value can decrease more quickly than if the
Portfolio had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 3000 Growth Index is an index of common stocks designed to track performance of companies with greater than average growth orientation. The Russell 1000 Growth Index is an unmanaged index of common stocks. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)

Best Quarter:
Q2 2009     20.71%

Worst Quarter:
Q4 2008     -22.60%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Capital Appreciation Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class S	Class S	[1]	13.63%	8.23%	3.17%	12.62%	May 1, 2002
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%	7.43%	Jan 25, 1995
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)		17.64%	3.88%	0.30%	7.24%	Jan 25, 1995
[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Capital Appreciation Portfolio (Second Prospectus Summary) | Alger Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 203.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.56%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities.
By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Portfolio's net asset value can decrease more quickly than if the
Portfolio had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 3000 Growth Index is an index of common stocks designed to track performance of companies with greater than average growth orientation. The Russell 1000 Growth Index is an unmanaged index of common stocks. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Russell 1000 Growth Index is an unmanaged index of common stocks.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2009     20.71%

Worst Quarter:
Q4 2008     -22.60%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Capital Appreciation Portfolio (Second Prospectus Summary) | Alger Capital Appreciation Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
Alger Capital Appreciation Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 1995
Alger Capital Appreciation Portfolio | Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 1995
Alger Capital Appreciation Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2003	rr_AnnualReturn2003	34.23%
Annual Return 2004	rr_AnnualReturn2004	7.90%
Annual Return 2005	rr_AnnualReturn2005	14.15%
Annual Return 2006	rr_AnnualReturn2006	18.96%
Annual Return 2007	rr_AnnualReturn2007	33.20%
Annual Return 2008	rr_AnnualReturn2008	(45.28%)
Annual Return 2009	rr_AnnualReturn2009	50.69%
Annual Return 2010	rr_AnnualReturn2010	13.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.

Alger Large Cap Growth Portfolio (Second Prospectus Summary) | Alger Large Cap Growth Portfolio
Alger Large Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Large Cap Growth Portfolio Class S
Advisory Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.27%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Large Cap Growth Portfolio Class S	129	403	697	1,534

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 53.52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000
Growth Index, updated quarterly as reported as of the most recent quarter-end.
This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Portfolio has approved further narrowing the
Portfolio's investment focus within the range set forth above. Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Portfolio will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the
Portfolio will generally limit its investments to between 70 - 100 holdings.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. By focusing on large capitalization stocks, the Portfolio may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)

Best Quarter:
Q3 2009    19.88%

Worst Quarter:
Q4 2008    -26.81%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Large Cap Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class S	Class S	[1]	12.91%	2.30%	0.48%	10.20%	May 1, 2002
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%	9.04%	Jan 6, 1989
[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Large Cap Growth Portfolio (Second Prospectus Summary) | Alger Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Large Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 53.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.52%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000
Growth Index, updated quarterly as reported as of the most recent quarter-end.
This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Portfolio has approved further narrowing the
Portfolio's investment focus within the range set forth above. Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Portfolio will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the
Portfolio will generally limit its investments to between 70 - 100 holdings.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. By focusing on large capitalization stocks, the Portfolio may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q3 2009    19.88%

Worst Quarter:
Q4 2008    -26.81%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Large Cap Growth Portfolio (Second Prospectus Summary) | Alger Large Cap Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.81%)
Alger Large Cap Growth Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 1989
Alger Large Cap Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2003	rr_AnnualReturn2003	34.82%
Annual Return 2004	rr_AnnualReturn2004	5.24%
Annual Return 2005	rr_AnnualReturn2005	11.71%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	19.63%
Annual Return 2008	rr_AnnualReturn2008	(46.30%)
Annual Return 2009	rr_AnnualReturn2009	47.25%
Annual Return 2010	rr_AnnualReturn2010	12.91%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.

Alger Mid Cap Growth Portfolio (Second Prospectus Summary) | Alger Mid Cap Growth Portfolio
Alger Mid Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Mid Cap Growth Portfolio Class S
Advisory Fees	0.76%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.39%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Mid Cap Growth Portfolio Class S	142	440	761	1,669

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 214.93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on mid-size companies that Fred Alger Management, Inc.
believes demonstrate promising growth potential. Under normal circumstances, the
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as
reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December
31, 2010, the market capitalization of the companies in these indexes ranged from  $480 million to  $22.1 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)

Best Quarter:
Q2 2003     20.62%

Worst Quarter:
Q4 2008    -32.68%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Mid Cap Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class S	Class S	[1]	18.88%	1.51%	2.61%	10.72%	May 1, 2002
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)		26.38%	4.88%	3.12%	9.07%	May 3, 1993
[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Mid Cap Growth Portfolio (Second Prospectus Summary) | Alger Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Mid Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 214.93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.93%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on mid-size companies that Fred Alger Management, Inc.
believes demonstrate promising growth potential. Under normal circumstances, the
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as
reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December
31, 2010, the market capitalization of the companies in these indexes ranged from  $480 million to  $22.1 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website
www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2003     20.62%

Worst Quarter:
Q4 2008    -32.68%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Mid Cap Growth Portfolio (Second Prospectus Summary) | Alger Mid Cap Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.68%)
Alger Mid Cap Growth Portfolio | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Alger Mid Cap Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2003	rr_AnnualReturn2003	47.47%
Annual Return 2004	rr_AnnualReturn2004	12.77%
Annual Return 2005	rr_AnnualReturn2005	9.54%
Annual Return 2006	rr_AnnualReturn2006	9.89%
Annual Return 2007	rr_AnnualReturn2007	31.27%
Annual Return 2008	rr_AnnualReturn2008	(58.47%)
Annual Return 2009	rr_AnnualReturn2009	51.31%
Annual Return 2010	rr_AnnualReturn2010	18.88%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.

Alger Small Cap Growth Portfolio (Second Prospectus Summary) | Alger Small Cap Growth Portfolio
Alger Small Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger Small Cap Growth Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger Small Cap Growth Portfolio Class S
Advisory Fees	0.81%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.22%

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Small Cap Growth Portfolio Class S	124	387	670	1,477

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 68.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on small, fast-growing companies that Fred Alger
Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the
S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At
December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Portfolios has authorized a partial closing of Alger Small Cap Growth Portfolio. Effective June 14, 2010, the Portfolio's
shares are available for purchase only by existing shareholders of the Portfolio who maintain open accounts and certain select groups of investors who transact with certain insurance companies or retirement plans identified by Fred Alger &
Company, Incorporated, the Portfolio's distributor.

The Portfolio may resume sales to all investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in smaller, less-seasoned companies rather than larger, more-established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)

Best Quarter:
Q2 2009    20.66%

Worst Quarter:
Q4 2008    -27.92%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Small Cap Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class S	Class S	[1]	24.94%	6.23%	2.99%	9.80%	May 1, 2002
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		29.09%	5.30%	3.78%	7.26%	Sep 21, 1988
[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Alger Small Cap Growth Portfolio (Second Prospectus Summary) | Alger Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Small Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Small Cap Growth Portfolio seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 68.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.99%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on small, fast-growing companies that Fred Alger
Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the
S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At
December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Portfolios has authorized a partial closing of Alger Small Cap Growth Portfolio. Effective June 14, 2010, the Portfolio's
shares are available for purchase only by existing shareholders of the Portfolio who maintain open accounts and certain select groups of investors who transact with certain insurance companies or retirement plans identified by Fred Alger &
Company, Incorporated, the Portfolio's distributor.

The Portfolio may resume sales to all investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• The possibility of greater risk by investing in smaller, less-seasoned companies rather than larger, more-established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that Po the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS S SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
Q2 2009    20.66%

Worst Quarter:
Q4 2008    -27.92%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Small Cap Growth Portfolio (Second Prospectus Summary) | Alger Small Cap Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.92%)
Alger Small Cap Growth Portfolio | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 21, 1988
Alger Small Cap Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Annual Return 2003	rr_AnnualReturn2003	42.00%
Annual Return 2004	rr_AnnualReturn2004	16.29%
Annual Return 2005	rr_AnnualReturn2005	16.59%
Annual Return 2006	rr_AnnualReturn2006	19.73%
Annual Return 2007	rr_AnnualReturn2007	16.94%
Annual Return 2008	rr_AnnualReturn2008	(46.71%)
Annual Return 2009	rr_AnnualReturn2009	45.09%
Annual Return 2010	rr_AnnualReturn2010	24.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.